Stock options	12 Months Ended
Dec. 31, 2021
Stock Options
Stock options

21.	Stock options

On January 20, 2021, the shareholders of the Company approved and ratified the adoption of the stock option plan (the “Stock Option Plan”) which allows the Board of Directors to grant stock options to directors, officers, employees and consultants of the Company as performance incentives. The maximum number of common shares issuable under the Stock Option Plan is limited to 10% of the issued and outstanding common shares of the Company. There are also limitations on the number of common shares issuable to insiders. At the time of granting a stock option, the Board of Directors must approve: (i) the exercise price, being not less than the market value of the common shares; (ii) the vesting provisions; and (iii) the expiry date, generally being no more than ten years after the grant date.

The following table reflects the continuity of stock options as at December 31, 2021 and December 31, 2020:

	December 31, 2021		December 31, 2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Beginning balance	2,734,073	$1.61	3,744,095	$1.32
Granted	1,598,905	6.17	-	-
Exercised	(363,176)	(2.16)	(823,937)	(0.27)
Expired	(46,311)	(7.28)	(186,085)	(2.06)
Ending balance	3,923,491	$3.35	2,734,073	$1.61
Exercisable	2,668,573	$1.71	2,242,837	$1.44

The weighted average share price on the date of exercise is $7.25 (December 31, 2020 - $2.25).

On January 20, 2021, following shareholder approval of the Stock Option Plan, the Company issued 743,671 stock options to directors, officers and employees, of which 679,582 were issued to directors and officers. These stock options are exercisable at $3.20, expire December 9, 2025 and vest as follows: (i) 304,709 on January 20, 2021; (ii) 247,890 on January 20, 2022; and (iii) 191,072 on January 20, 2023. These stock options were approved for issuance by the Board of Directors on December 9, 2020, and were granted upon shareholder approval of the Stock Option Plan on January 20, 2021. The fair value of the stock options issued was $4.73 per stock option, which was estimated using the Black-Scholes option pricing model using the following inputs and assumptions: stock price - $6.10; exercise price - $3.20; expected life in years – 4.89 years; expected volatility – 86.59% (based on comparable companies); expected dividend yield – Nil%; expected forfeiture rate – 2.90%; and, risk-free interest rate – 0.43%.

On April 13, 2021, the Company issued 855,234 stock options to directors, officers, employees and consultants, of which 493,969 were issued to directors and officers. These stock options are exercisable at $8.75, expire January 1, 2026 and vest one-third on January 1, 2022, January 1, 2023 and January 1, 2024 respectively. The fair value of these stock options issued was $6.06 per stock option, which was estimated using the Black-Scholes option pricing model using the following inputs and assumptions: stock price - $8.73; exercise price - $8.75; expected life in years – 4.72 years; expected volatility – 92.89% (based on comparable companies); expected dividend yield – Nil%; expected forfeiture rate – 2.90%; and, risk-free interest rate – 0.94%.

The Company recorded share-based compensation expense of $5,823,302 (December 31, 2020 - $818,383) for stock options vesting during the year ended December 31, 2021.

The Company has the following stock options outstanding as at December 31, 2021:

Expiry date	Number of stock options outstanding	Exercise price	Number of stock options exercisable	Weighted average remaining life (years)

October 17, 2022	17,959	$0.80	17,959	0.79
November 18, 2022	874,558	0.37	874,558	0.88
November 14, 2023	13,187	2.37	13,187	1.87
March 29, 2024	324,410	2.37	324,410	2.24
August 27, 2024	943,750	2.40	943,750	2.66
December 9, 2025	739,475	3.20	304,709	3.94
January 1, 2026	820,152	8.75	-	4.01
December 12, 2028	190,000	1.00	190,000	6.95
	3,923,491	$3.35	2,668,573	2.95